Geographical Information (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues, less transaction-based expenses	$ 1,138	[1]	$ 875	$ 1,078	$ 1,129	$ 1,154	$ 816	$ 797	$ 850	$ 4,499	$ 3,338	$ 3,092
Assets, Net	15,790		14,875							15,790	14,875
Assets	82,003		77,987							82,003	77,987
Property and equipment, net	1,129		1,037							1,129	1,037
Operating Expenses										2,332	1,588	1,644
Operating Income (Loss)	558	[1]	418	$ 474	$ 551	$ 584	$ 440	$ 430	$ 462	2,167	1,750	1,448
Trading and Clearing Segment [Member]
Segment Reporting Information [Line Items]
Revenues, less transaction-based expenses										2,102	2,062	2,034
Operating Expenses										880	915	1,011
Operating Income (Loss)										1,222	1,147	1,023
Data and Listings Segments [Member]
Segment Reporting Information [Line Items]
Revenues, less transaction-based expenses										2,397	1,276	1,058
Operating Expenses										1,452	673	633
Operating Income (Loss)										945	603	425
UNITED STATES
Segment Reporting Information [Line Items]
Revenues, less transaction-based expenses										2,744	1,973	1,859
Assets, Net	7,877		6,827							7,877	6,827
Property and equipment, net	1,009		904							1,009	904
United Kingdom, Continental Europe, and Canada [Member]
Segment Reporting Information [Line Items]
Revenues, less transaction-based expenses										1,755	1,365	$ 1,233
Assets, Net	7,913		8,048							7,913	8,048
Property and equipment, net	$ 120		$ 133							$ 120	$ 133

[1]	We acquired Securities Evaluations and Credit Market Analysis on October 3, 2016, Interactive Data on December 14, 2015 and Trayport on December 11, 2015 and we have included their results with our consolidated results above effective from the acquisition dates (Note 3).